Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Schedule of fair value measurements of assets recognized in consolidated balance sheets measured at fair value on recurring basis

		December 31, 2022
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$44,032	$—	$44,032	$—
Subordinated notes	28,094	—	28,094	—
State and municipal obligation	145,498	—	145,498	—

December 31, 2021
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Subordinated notes	$28,765	$—	$28,765	$—
State and municipal obligations	117,548	—	117,548	—

Schedule of fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a non-recurring basis

December 31, 2022
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent impaired loans	$9	$—	$—	$9
Foreclosed assets held for sale	3,519	—	—	3,519

December 31, 2021
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent impaired loans	$2,822	$—	$—	$2,822
Foreclosed assets held for sale	—	—	—	—

Schedule of information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements

	Fair Value at	Valuation
	12/31/22	Technique	Unobservable Inputs	Range
	(In thousands)
Collateral-dependent impaired loans	$9	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	3,519	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/21	Technique	Unobservable Inputs	Range
(In thousands)
Collateral-dependent impaired loans	$2,822	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	—	Market comparable properties	Marketability discount	10% – 35%

Schedule of estimated fair values of company's financial instruments

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Significant	Significant
		Identical	Other	Unobservable
	Carrying	Assets	Observable Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2022
Financial assets
Cash and cash equivalents	$30,080	$30,080	$—	$—
Loans, net of allowance	458,823	—	—	444,704
Federal Home Loan Bank stock	2,499	—	2,499	—
Accrued interest receivable	3,403	—	3,403	—

Financial liabilities
Deposits	$649,913	$—	$646,455	$—
Securities sold under repurchase agreements	18,106	—	18,106	—
Subordinated debentures	23,726	—	24,454	—
Interest payable	304	—	304	—

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2021
Financial assets
Cash and cash equivalents	$82,999	$82,999	$—	$—
Loans, net of allowance	450,699	—	—	459,031
Federal Home Loan Bank stock	3,704	—	3,704	—
Accrued interest receivable	2,345	—	2,345	—

Financial liabilities
Deposits	$605,136	$—	$605,855	$—
Securities sold under repurchase agreements	15,701	—	15,701	—
Subordinated debentures	23,665	—	23,575	—
Interest payable	180	—	180	—